SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income per share calculation (FY) (Details) - USD ($)		3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ (3,473)			$ (6,646)		$ (10,306)	$ (6,646)	$ (11,254)
Non-Redeemable Common Stock
Net loss	$ (1,000)	$ 724,257	$ (4,669,435)	$ 4,641,710	$ (453,098)	$ 0	$ 696,532	$ (453,098)	(2,061,769)
Common Class Subject To Redemption [Member]
Common stock subject to possible redemption
Less: Income taxes and franchise fees									$ (11,254)
Weighted average shares outstanding, basic									21,833,901
Weighted average shares outstanding, diluted									21,833,901
Basic net income per common share									$ 0.00
Diluted net income per common share									$ 0.00
Non-Redeemable Common Stock
Weighted average shares outstanding, basic									21,833,901
Weighted average shares outstanding, diluted									21,833,901
Basic net income per common share									$ 0.00
Diluted net income per common share									$ 0.00
Common Class Not Subject To Redemption [Member]
Common stock subject to possible redemption
Weighted average shares outstanding, basic									2,318,726
Weighted average shares outstanding, diluted									2,318,726
Basic net income per common share	$ 0.00								$ (0.89)
Diluted net income per common share	$ 0.00								$ (0.89)
Non-Redeemable Common Stock
Net loss	$ (1,000)								$ (2,061,769)
Non-Redeemable Net loss	$ (1,000)								$ (2,061,769)
Weighted average shares outstanding, basic									2,318,726
Weighted average shares outstanding, diluted									2,318,726
Basic net income per common share	$ 0.00								$ (0.89)
Diluted net income per common share	$ 0.00								$ (0.89)